Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Expense (Benefit), Total	$ 0	$ 0
Unrecognized Tax Benefits, Ending Balance	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	$ 0	$ 0